Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 28,890
Including: Commitments outstanding with related parties	4,222
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	23,827
Other Purchase Commitment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	22,117
Including: Commitments outstanding with related parties	387
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 105,030	¥ 93,049